Equity Securities	12 Months Ended
Dec. 31, 2022
Equity Securities [Abstract]
Equity Securities

Note 4: Equity Securities
Table 4.1 provides a summary of our equity securities by business purpose and accounting method.
Table 4.1: Equity Securities

(in millions)	Dec 31, 2022	Dec 31, 2021
Held for trading at fair value:
Marketable equity securities (1)	$17,180	27,476
Nonmarketable equity securities (2)(3)	9,730	—
Total equity securities held for trading	26,910	27,476
Not held for trading:
Fair value:
Marketable equity securities	1,436	2,578
Nonmarketable equity securities (2)	37	9,044
Total equity securities not held for trading at fair value	1,473	11,622
Equity method:
Private equity	2,836	3,077
Tax-advantaged renewable energy (4)	6,535	4,740
New market tax credit and other	298	379
Total equity method	9,669	8,196
Other methods:
Low-income housing tax credit investments (LIHTC) (4)	12,186	12,314
Private equity (5)	9,276	9,694
Federal Reserve Bank stock and other at cost (6)	4,900	3,584
Total equity securities not held for trading	37,504	45,410
Total equity securities	$64,414	72,886
(1)    Represents securities held as part of our customer accommodation trading activities. For additional information on these activities, see Note 2 (Trading Activities).
(2)    In first quarter 2022, we prospectively reclassified certain equity securities and related economic hedge derivatives from “not held for trading activities” to “held for trading activities” to better reflect the business activity of those financial instruments. For additional information on Trading Activities, see Note 1 (Summary of Significant Accounting Policies).
(3)    Represents securities economically hedged with equity derivatives.
(4)    See Note 16 (Securitizations and Variable Interest Entities) for information about tax credit investments.
(5)    Represents nonmarketable equity securities accounted for under the measurement alternative, which were predominantly securities associated with our affiliated venture capital business.
(6)    Includes $3.5 billion of investments in Federal Reserve Bank stock at both December 31, 2022 and 2021, and $1.4 billion and $39 million of investments in Federal Home Loan Bank stock at December 31, 2022 and 2021, respectively.
Net Gains and Losses Not Held for Trading
Table 4.2 provides a summary of the net gains and losses from equity securities not held for trading, which excludes equity method adjustments for our share of the investee’s earnings or losses that are recognized in other noninterest income. Gains and losses for securities held for trading are reported in net gains from trading and securities.
Table 4.2: Net Gains (Losses) from Equity Securities Not Held for Trading

	Year ended December 31,
(in millions)	2022	2021	2020
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$(225)	(202)	63
Nonmarketable equity securities (1)	(82)	(188)	1,414
Total equity securities carried at fair value	(307)	(390)	1,477
Net gains (losses) from nonmarketable equity securities not carried at fair value (2):
Impairment write-downs	(2,452)	(121)	(1,655)
Net unrealized gains (3)(4)	1,101	4,862	1,651
Net realized gains from sale (4)	852	1,581	359
Total nonmarketable equity securities not carried at fair value	(499)	6,322	355
Net gains (losses) from economic hedge derivatives (1)	—	495	(1,167)
Total net gains (losses) from equity securities not held for trading	$(806)	6,427	665
(1)In first quarter 2022, we prospectively reclassified certain equity securities and related economic hedge derivatives from “not held for trading activities” to “held for trading activities” to better reflect the business activity of those financial instruments. For additional information on Trading Activities, see Note 1 (Summary of Significant Accounting Policies).
(2)Includes amounts related to private equity and venture capital investments in consolidated portfolio companies, which are not reported in equity securities on our consolidated balance sheet.
(3)Includes unrealized gains (losses) due to observable price changes from equity securities accounted for under the measurement alternative.
(4)During the year ended December 31, 2021, we recognized $442 million of gains (including $293 million of unrealized gains) related to the partial sale of a nonmarketable equity investment to an unrelated third-party that resulted in the deconsolidation of a consolidated portfolio company. Our retained investment in nonmarketable equity securities of the formerly consolidated portfolio company was remeasured to fair value.
Measurement Alternative
Table 4.3 provides additional information about the impairment write-downs and observable price changes from nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 4.2.
Table 4.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2022	2021	2020
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains from observable price changes	$1,115	4,569	1,651
Gross unrealized losses from observable price changes	(14)	—	—
Impairment write-downs	(2,263)	(109)	(954)
Net realized gains from sale	98	456	38
Total net gains (losses) recognized during the period	$(1,064)	4,916	735
Table 4.4 presents cumulative carrying value adjustments to nonmarketable equity securities accounted for under the measurement alternative that were still held at the end of each reporting period presented.
Table 4.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2022	2021	2020
Cumulative gains (losses):
Gross unrealized gains from observable price changes	$7,141	6,278	2,356
Gross unrealized losses from observable price changes	(14)	(3)	(25)
Impairment write-downs	(2,896)	(821)	(969)